Earnings (Loss) Per Share (Tables)	6 Months Ended
Mar. 31, 2026
Earnings (Loss) Per Share [Abstract]
Schedule of Basic and Diluted Net Earnings (Loss) Per Share

Basic and diluted net earnings (loss) per share for each of the periods presented are calculated as follows:

	For the six months ended March 31,
	2025	2026
Numerator
Net income (loss) attributable to ordinary shareholders – basic and diluted	$450,256	$(30,887)

Denominator
Weighted average number of ordinary shares outstanding - basic and diluted	74,895	1,923,591
Earnings (loss) per share attributable to ordinary shareholders - basic and diluted	$6.01	$(0.02)